Debt (Details) - Schedule of outstanding debt - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Schedule of outstanding debt [Abstract]
Current liabilities – Current debt obligations	$ 2,296	$ 8,488
Noncurrent liabilities – Long-term debt, net of current maturities		12,345
Total debt	$ 2,296	$ 20,833